Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 1,647	$ 1,512
Cost of revenues	893	694
Gross profit	754	818
Research and development expenses	4,190	4,649
Sales and marketing expenses	2,253	1,533
General and administrative expenses	2,349	3,342
Operating loss	8,038	8,706
Financial expenses (income), net	(381)	262
Net loss and comprehensive loss	$ 7,657	$ 8,968
Basic net loss per share (in Dollars per share)	$ 0.168	$ 0.244
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	45,623,434	36,814,382